Non-Financial Assets (Tables)	12 Months Ended
Dec. 31, 2020
Non-Financial Assets
Schedule of Non-financial assets

In € thousand	12/31/2020	12/31/2019	01/01/2019
Prepaid expenses	153	96	68
Total non-current non-financial assets	153	96	68
Value added tax claims	3,420	741	1,293
Prepaid expenses	1,284	748	468
Miscellaneous other current non-financial assets	1,070	233	59
Total current non-financial assets	5,774	1,722	1,820
Total non-financial assets	5,927	1,818	1,888